REGULATORY FRAMEWORK, Essential Assets (Details) - Compressor	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dedicated branch [Abstract]
Income tax rate	35.00%	35.00%	35.00%
Percentage of tax on bank debits and credits	100.00%
Number of compressor plant	3
Dedicated Branch [Member]
Dedicated branch [Abstract]
Income tax rate	25.00%	35.00%